(Loss)/Earnings Per Share - Schedule of Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income attributable to iQIYI, Inc.	¥ 1,925,469	$ 271,197	¥ (136,212)	¥ (6,169,584)
Accretion of redeemable noncontrolling interests	0	0	0	(20,336)
Net (loss)/income attributable to iQIYI, Inc.'s ordinary shareholders	1,925,469	271,197	(136,212)	(6,189,920)
Class A Ordinary Shares
Numerator:
Net (loss) income attributable to iQIYI, Inc.	1,048,303	147,651	(67,733)	(2,983,984)
Accretion of redeemable noncontrolling interests	0	0	0	(9,836)
Net (loss)/income attributable to iQIYI, Inc.'s ordinary shareholders	1,048,303	147,651	(67,733)	(2,993,820)
Allocation of net (loss)/income available to iQIYI, Inc.'s ordinary shareholders	1,067,342	150,332	(67,733)	(2,993,820)
Reallocation of net (loss) income available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	858,127	120,865	(68,479)	(3,196,100)
Numerator used for diluted (loss)/earnings per share	¥ 1,925,469	$ 271,197	¥ (136,212)	¥ (6,189,920)
Denominator:
Weighted average number of ordinary shares outstanding, basic	3,634,425,531	3,634,425,531	2,977,609,078	2,694,345,310
Weighted average number of ordinary shares outstanding, diluted	6,823,628,066	6,823,628,066	5,988,021,425	5,570,736,706
Conversion of Class B to Class A ordinary shares	3,041,097,278	3,041,097,278	3,010,412,347	2,876,391,396
Share-based awards	148,105,257	148,105,257	0	0
(Loss)/earnings per share-basic | (per share)	¥ 0.29	$ 0.04	¥ (0.02)	¥ (1.11)
(Loss)/earnings per share-diluted | (per share)	¥ 0.28	$ 0.04	¥ (0.02)	¥ (1.11)
Class B Ordinary Shares
Numerator:
Net (loss) income attributable to iQIYI, Inc.	¥ 877,166	$ 123,546	¥ (68,479)	¥ (3,185,600)
Accretion of redeemable noncontrolling interests	0	0	0	(10,500)
Net (loss)/income attributable to iQIYI, Inc.'s ordinary shareholders	877,166	123,546	(68,479)	(3,196,100)
Allocation of net (loss)/income available to iQIYI, Inc.'s ordinary shareholders	858,127	120,865	(68,479)	(3,196,100)
Reallocation of net (loss) income available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	0	0	0	0
Numerator used for diluted (loss)/earnings per share	¥ 858,127	$ 120,865	¥ (68,479)	¥ (3,196,100)
Denominator:
Weighted average number of ordinary shares outstanding, basic	3,041,097,278	3,041,097,278	3,010,412,347	2,876,391,396
Weighted average number of ordinary shares outstanding, diluted	3,041,097,278	3,041,097,278	3,010,412,347	2,876,391,396
Conversion of Class B to Class A ordinary shares	0	0	0	0
Share-based awards	0	0	0	0
(Loss)/earnings per share-basic | (per share)	¥ 0.29	$ 0.04	¥ (0.02)	¥ (1.11)
(Loss)/earnings per share-diluted | (per share)	¥ 0.28	$ 0.04	¥ (0.02)	¥ (1.11)